Insurance	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Insurance
3. Insurance
Insurance Liabilities
Insurance liabilities are comprised of future policy benefits, policyholder account balances and other policy-related balances included on the balance sheets.
Assumptions for Future Policyholder Benefits and Policyholder Account Balances
For term life insurance, assumptions for mortality and persistency are based upon the Company’s experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to
5%. The liability for single premium
immediate annuities is based on the present value of expected future payments using the Company’s experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from
1% to
8%.
Policyholder account balances liabilities for deferred annuities have interest credited rates ranging
from
1% to
6
%.
Guarantees
The Company issues variable annuity contracts with guaranteed minimum benefits. GMDBs, the life contingent portion of GMWBs and certain portions of GMIBs are accounted for as insurance liabilities in future policyholder benefits, while other guarantees are accounted for in whole or in part as embedded derivatives in policyholder account balances and are further discussed in Note 7. The most significant assumptions for variable annuity guarantees included in future policyholder benefits are projected general account and separate account investment returns, and policyholder behavior including mortality, benefit election and utilization, and withdrawals.
See Note 1 for more information on guarantees accounted for as insurance liabilities.
Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives)
relating to variable annuity contracts was as follows:

	Variable Annuity Contracts
	GMDBs	GMIBs	Total
	(In millions)
Direct
Balance at January 1, 2020	$ 14	$ 202	$ 216
Incurred guaranteed benefits	(1)	64	63
Paid guaranteed benefits	(1)	—	(1)
Balance at December 31, 2020	12	266	278
Incurred guaranteed benefits	6	(8)	(2)
Paid guaranteed benefits	—	—	—
Balance at December 31, 2021	18	258	276
Incurred guaranteed benefits	7	37	44
Paid guaranteed benefits	1	—	1
Balance at December 31, 2022	$ 26	$ 295	$ 321
Ceded
Balance at January 1, 2020	$ 12	$ 74	$ 86
Incurred guaranteed benefits	—	34	34
Paid guaranteed benefits	(1)	—	(1)
Balance at December 31, 2020	11	108	119
Incurred guaranteed benefits	5	(2)	3
Paid guaranteed benefits	—	—	—
Balance at December 31, 2021	16	106	122
Incurred guaranteed benefits	10	14	24
Paid guaranteed benefits	(2)	1	(1)
Balance at December 31, 2022	$ 24	$ 121	$ 145
Net
Balance at January 1, 2020	$ 2	$ 128	$ 130
Incurred guaranteed benefits	(1)	30	29
Paid guaranteed benefits	—	—	—
Balance at December 31, 2020	1	158	159
Incurred guaranteed benefits	1	(6)	(5)
Paid guaranteed benefits	—	—	—
Balance at December 31, 2021	2	152	154
Incurred guaranteed benefits	(3)	23	20
Paid guaranteed benefits	3	(1)	2
Balance at December 31, 2022	$ 2	$ 174	$ 176
Information regarding the Company’s guarantee exposure was as follows at:

December 31,
	2022		2021
	In the Event of Death	At Annuitization	In the Event of Death	At Annuitization
(Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)	$ 3,924	$ 2,814	$ 5,154	$ 3,799
Separate account value	$ 3,919	$ 2,814	$ 5,146	$ 3,796
Net amount at risk	$ 396 (4)	$ 271 (5)	$ 4 (4)	$ 319 (5)
Average attained age of contract holders	70 years	70 years	70 years	69 years
(1)
The Company’s annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.
(2)
Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk reported reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of guaranteed minimum benefits which have been reinsured.
(3)
Includes the contract holder’s investments in the general account and separate account, if applicable.
(4)
Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.
(5)
Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company’s potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.
Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2022	2021
	(In millions)
Fund Groupings:
Balanced	$ 2,330	$ 3,095
Equity	1,118	1,471
Bond	474	583
Total	$ 3,922	$ 5,149